Leases (Details) - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates	Jun. 30, 2024
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted-average remaining lease term (years)	3 years 3 months 3 days
Weighted-average discount rate	5.51%